Other Intangible Assets, Other than Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Amortized intangible assets:
Gross carrying amount	$ 20,716	$ 20,716
Accumulated amortization	16,204	13,295
Unamortized intangible assets:
In-process research and development	722	722
Technology [Member]
Amortized intangible assets:
Gross carrying amount	11,774	11,774
Weighted average amortization period	7 years	7 years
Accumulated amortization	7,430	5,762
Customer relationship [Member]
Amortized intangible assets:
Gross carrying amount	8,100	8,100
Weighted average amortization period	7 years	7 years
Accumulated amortization	8,004	6,847
Patents [Member]
Amortized intangible assets:
Gross carrying amount	842	842
Weighted average amortization period	6 years	6 years
Accumulated amortization	$ 770	$ 686